Organization and Business Operations	9 Months Ended	12 Months Ended
	Dec. 31, 2013	Mar. 31, 2013
Organization and Business Operations
Organization and Business Operations

Note 1 — Organization and Business Operations

Prospect Global is engaged in the exploration and development of a potash deposit located in the Holbrook Basin of eastern Arizona, which we refer to as the Holbrook Project. We hold our interest in and control the Holbrook Project through our wholly owned subsidiary AWP.

Between January and November 2011, we invested $11.0 million dollars in AWP and the Karlsson Group contributed to AWP its ownership of mineral rights on eight private sections and potash exploration permits on 42 Arizona state sections, comprising a total of approximately 31,000 gross acres in the Holbrook Basin, for a 50% ownership interest in AWP. In July 2011, AWP entered into a Potash Sharing Agreement covering 101 private mineral estate sections and related mineral leases on approximately 62,000 acres adjacent to or in close proximity to AWP’s existing mineral rights.  On August 1, 2012 we purchased the Karlsson Group’s 50% interest in AWP and became the sole owner and operator of AWP.   We subsequently relinquished our rights to eight of the ASLD exploration permits. As of December 31, 2013, we held exploration permits and leases on 143 mineral estate sections spanning approximately 88,175 acres.

Note 1—Organization and Business Operations

Introduction

Prospect Global Resources Inc., a Nevada corporation (individually or in any combination with its subsidiaries, “Prospect,” the “Company,” “we,” “us,” or “our”), is an exploration stage company engaged in the exploration and development of a potash deposit located in the Holbrook Basin of eastern Arizona, which we refer to as the Holbrook Project.

We were incorporated in the state of Nevada on July 7, 2008 while our wholly owned subsidiary, Old Prospect Global, was incorporated in the state of Delaware on August 5, 2010. We hold our interest in and control the Holbrook Project through our ownership of our wholly owned subsidiary, American West Potash LLC or AWP.

Between January and November 2011, we invested $11.0 million dollars in AWP and another party, The Karlsson Group Inc., contributed to AWP its ownership of mineral rights on eight private sections and potash exploration permits on 42 Arizona state sections, comprising a total of approximately 31,000 gross acres in the Holbrook Basin, for a 50% ownership interest in AWP. In July 2011, AWP entered into a Sharing Agreement covering 101 private mineral estate sections and related mineral leases on approximately 62,000 acres adjacent to or in close proximity to AWP’s existing mineral rights.  On August 1, 2012 we purchased The Karlsson Group’s 50% interest in AWP and became the sole owner and operator of AWP.

American West Potash LLC

AWP commenced operations on January 21, 2011, the date on which the Company and The Karlsson Group executed the Third Amended and Restated Operating Agreement (the “Operating Agreement”). Through AWP, we hold potash exploration permits on 38 Arizona state sections, own the mineral rights on eight private sections and hold leases for the mineral rights on 101 private sections which, in total, cover approximately 90,000 acres. The state permits are for five year terms, of which 15 expire in 2014 and 23 expire in 2015. The private leases shall continue as long as AWP performs exploration or development activity.

During calendar year 2011, AWP acquired approximately 70 miles of 2D seismic data and completed the drilling and coring of 12 holes. The results from the seismic data and the drilling helped delineate the potash resource potential on AWP’s acreage and supported the completion of the Resource Calculation and PEA. This was combined with the historic information of approximately 58 holes in our project area. Due to the relatively shallow depth of the deposit, AWP plans to mine the potash employing conventional underground mining techniques.

On July 27, 2011, AWP entered into a Sharing Agreement covering 101 private mineral estate sections and related mineral leases on approximately 62,000 acres adjacent to or in close proximity to its existing mineral rights covering 50 mineral estate sections in the Holbrook Basin of eastern Arizona. This Sharing Agreement provides that AWP will pay the mineral estate owners specified dollar amounts during development of AWP’s mining and processing facility, an annual base rent and a royalty for potash extracted from these estates. The term of the Sharing Agreement is for perpetuity or until the earliest of cessation of operations by AWP for 180 consecutive days or abandonment of the potash mining operation by AWP. The owners of the mineral estates can also terminate the agreement upon specified defaults by AWP, some following cure periods.

Change in Fiscal Year End

On March 20, 2012 the Company’s board of directors resolved to change the Company’s fiscal year end from December 31 to March 31, commencing with the 12 month period ending March 31, 2012.  As a result of this change, the Company filed a transition report on Form 10-K for the three-month transition period ended March 31, 2012. References to any of our fiscal years mean the fiscal year ending March 31 of that calendar year.

Short-Term Liquidity and Capital Needs

As of March 31, 2013, we had approximately $1.0 million in cash and a working capital deficit of $144.7 million, including accounts payable and accrued liabilities of $14.6 million and indebtedness of $128.3 million. Subsequent to year-end and as a result of not being able to service this debt, we entered into debt restructurings on April 15, 2013 and June 26, 2013 that extended the due dates of this debt in exchange for certain other considerations and concessions. Refer to Note 18 — Subsequent Events of the accompanying consolidated financial statements for additional information.

As part of the Second Extension Agreement, we are required to meet the following development milestones:

(i)             Complete total depth on at least eight wells on or before November 1, 2013,

(ii)          Deliver a completed and updated final NI 43-101 resource report on or before February 1, 2014,

(iii)       Deliver completed metallurgical and rock mechanic test work results that will be used to complete the mine and processing plant designs for the definitive feasibility study on or before June 1, 2014, and

(iv)      Deliver a completed and published definitive feasibility study on or before December 31, 2014.

In addition, under the terms of the Second Extension Agreement we are required to deposit 50% of the net proceeds of the next $24.0 million of capital we raise (for a total of $12.0 million) into escrow for Holbrook Project expenses. Two million dollars of the proceeds we received from our recent $5.0 million public offering (refer to Note 18—Subsequent Events of the accompanying consolidated financial statements) were placed into this escrow, reducing our remaining escrow obligation to $10.0 million. We are also required to pay 10% of all capital raised going forward to Karlsson and Apollo as payments on their respective promissory notes. If we do not meet any one of the required development milestones, Karlsson will be entitled to foreclose on the collateral securing the Karlsson Note, which could result in a sale of AWP or its assets to satisfy amounts owing on the note. Refer to Note 18—Subsequent Events of the accompanying consolidated financial statements for further information.

As of July 1, 2013, we had $1.4 million of available cash (excluding the escrowed cash of approximately $2.4 million which must be used for specified purposes related to the Holbrook Project pursuant to the restructured Karlsson Note), which includes the $4.1 million of net proceeds received from the public offering that closed on June 26, 2013. We will need to raise additional capital beyond what has already been raised to complete the development milestones in the Extension Agreement. If we are unable to raise the necessary funds to satisfy these development milestones, we will consider all available options, including the filing of a voluntary bankruptcy.

The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and liquidation of liabilities in the ordinary course of business.

At March 31, 2013, the Company has not generated any revenues to fund operations.  The continuation of the Company as a going concern is dependent upon the efforts of the Company to raise additional capital and meet operational and corporate requirements. As disclosed within these financial statements, the capital required to meet these requirements could be substantial and will require the issuance of additional debt and/or equity securities.  These requirements and potential lack of available funding raise substantial doubt as to the Company’s ability to continue as a going concern.  The consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.